QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Nov. 25, 2012
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 20:    QUARTERLY FINANCIAL DATA (UNAUDITED)

Set forth below are the consolidated statements of operations for the first, second, third and fourth quarters of 2012 and 2011.

Year Ended November 25, 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net revenues	$1,164,961	$1,047,157	$1,100,856	$1,297,219
Cost of goods sold	616,167	566,471	580,108	648,116

Gross profit	548,794	480,686	520,748	649,103
Selling, general and administrative expenses	438,583	435,056	433,961	557,752

Operating income	110,211	45,630	86,787	91,351
Interest expense	(38,573)	(32,411)	(32,160)	(31,550)
Loss on early extinguishment of debt	—	(8,206)	—	—
Other income (expense), net	1,172	10,697	(5,747)	(1,320)

Income before taxes	72,810	15,710	48,880	58,481
Income tax expense	23,513	2,467	23,802	5,140

Net income	49,297	13,243	25,078	53,341
Net (income) loss attributable to noncontrolling interest	(79)	(10)	3,273	(293)

Net income attributable to Levi Strauss & Co.	$49,218	$13,233	$28,351	$53,048

Year Ended November 27, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net revenues	$1,120,693	$1,092,922	$1,204,017	$1,343,934
Cost of goods sold	562,726	552,226	634,573	719,802

Gross profit	557,967	540,696	569,444	624,132
Selling, general and administrative expenses	459,093	475,720	488,545	532,488

Operating income	98,874	64,976	80,899	91,644
Interest expense	(34,866)	(33,515)	(30,208)	(33,454)
Loss on early extinguishment of debt	—	—	—	(248)
Other income (expense), net	(5,959)	(1,006)	(5,779)	11,469

Income before taxes	58,049	30,455	44,912	69,411
Income tax expense	18,881	9,944	13,612	25,278

Net income	39,168	20,511	31,300	44,133
Net loss (income) attributable to noncontrolling interest	1,507	460	893	(19)

Net income attributable to Levi Strauss & Co.	$40,675	$20,971	$32,193	$44,114